LVIP MFS International Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.90%
Australia–1.08%
Santos Ltd.	2,383,547	$ 13,819,337
WiseTech Global Ltd.	104,529	3,934,344
		17,753,681
Brazil–0.13%
Hypera SA	263,664	2,145,951
		2,145,951
Canada–8.89%
Agnico Eagle Mines Ltd.	366,421	22,422,274
Canadian National Railway Co.	291,197	39,061,166
Canadian Pacific Railway Ltd.	224,368	18,518,010
Element Fleet Management Corp.	2,117,902	20,498,831
Franco-Nevada Corp.	138,700	22,071,734
Ritchie Bros Auctioneers, Inc.	397,132	23,456,567
		146,028,582
China–1.39%
†Alibaba Group Holding Ltd.	505,600	6,899,777
†JD.com, Inc. Class A	7,442	211,464
Kingsoft Corp. Ltd.	483,000	1,538,682
Ping An Insurance Group Co. of China Ltd. Class H	472,500	3,303,278
Tencent Holdings Ltd.	161,000	7,421,189
Yum China Holdings, Inc.	80,356	3,393,404
		22,767,794
Denmark–1.31%
Novo Nordisk AS Class B	193,814	21,497,088
		21,497,088
France–17.42%
Air Liquide SA	191,192	33,447,848
Capgemini SE	82,108	18,220,002
Dassault Systemes SE	276,089	13,563,866
EssilorLuxottica SA	252,549	46,188,822
Kering SA	29,806	18,817,340
LVMH Moet Hennessy Louis Vuitton SE	82,853	59,140,363
Pernod Ricard SA	176,135	38,698,791
Schneider Electric SE	346,169	58,118,425
		286,195,457
Germany–9.03%
Bayer AG	394,734	26,999,437
Deutsche Boerse AG	130,859	23,556,024
GEA Group AG	472,563	19,369,092
SAP SE	538,498	59,680,718
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Symrise AG	156,742	$ 18,792,219
		148,397,490
Hong Kong–4.14%
AIA Group Ltd.	6,092,800	63,620,269
China Resources Gas Group Ltd.	1,062,000	4,469,824
		68,090,093
India–1.85%
HDFC Bank Ltd. ADR	206,400	12,658,512
ITC Ltd.	1,363,223	4,485,883
Reliance Industries Ltd.	257,294	8,899,173
UPL Ltd.	438,039	4,426,910
		30,470,478
Ireland–1.15%
†Flutter Entertainment PLC	162,635	18,828,304
		18,828,304
Israel–0.53%
†Nice Ltd. Sponsored ADR	39,873	8,732,187
		8,732,187
Italy–1.24%
Prysmian SpA	599,247	20,336,152
		20,336,152
Japan–9.07%
AEON Financial Service Co. Ltd.	892,700	8,846,686
Hitachi Ltd.	1,215,500	60,828,679
Kao Corp.	229,600	9,374,711
Koito Manufacturing Co. Ltd.	214,800	8,692,858
Kose Corp.	69,600	7,281,937
Nitto Denko Corp.	153,000	10,968,270
Oracle Corp.	108,100	7,491,005
Sugi Holdings Co. Ltd.	148,100	7,330,423
Terumo Corp.	474,900	14,369,759
Z Holdings Corp.	3,223,600	13,935,918
		149,120,246
Mexico–0.42%
Grupo Financiero Banorte SAB de CV Class O	564,521	4,252,214
Wal-Mart de Mexico SAB de CV	666,802	2,732,581
		6,984,795
Netherlands–4.00%
Akzo Nobel NV	194,648	16,724,601
ASML Holding NV	24,595	16,434,907
†Just Eat Takeaway.com NV	85,636	2,872,050
LVIP MFS International Growth Fund–1

LVIP MFS International Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
†Prosus NV	111,744	$ 6,026,109
†QIAGEN NV	481,707	23,637,301
		65,694,968
Peru–0.36%
Credicorp Ltd.	34,355	5,904,594
		5,904,594
Republic of Korea–0.64%
Amorepacific Corp.	27,958	3,664,993
†Hugel, Inc.	5,912	673,981
NAVER Corp.	22,223	6,176,415
		10,515,389
Singapore–2.05%
DBS Group Holdings Ltd.	1,288,000	33,748,437
		33,748,437
Spain–0.79%
†Amadeus IT Group SA	200,751	13,052,435
		13,052,435
Sweden–2.04%
Assa Abloy AB Class B	691,433	18,585,430
Swedish Match AB	1,978,589	14,879,052
		33,464,482
Switzerland–15.46%
Alcon, Inc.	75,361	5,970,545
Nestle SA	727,779	94,624,853
Novartis AG	565,693	49,663,038
Roche Holding AG	215,438	85,240,565
Sika AG	56,134	18,572,137
		254,071,138
Taiwan–1.82%
Delta Electronics, Inc.	839,000	7,778,977
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	211,609	$ 22,062,354
		29,841,331
United Kingdom–13.15%
Burberry Group PLC	617,367	13,476,922
Diageo PLC	1,098,121	55,701,673
Experian PLC	582,805	22,452,916
Linde PLC	166,468	53,118,643
London Stock Exchange Group PLC	110,174	11,489,004
†Ocado Group PLC	141,432	2,159,613
Reckitt Benckiser Group PLC	548,728	41,860,213
†Rolls-Royce Holdings PLC	12,015,379	15,800,176
		216,059,160
United States–0.94%
Ingersoll Rand, Inc.	307,273	15,471,196
		15,471,196
Total Common Stock (Cost $1,138,239,272)		1,625,171,428

MONEY MARKET FUND–0.83%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.25%)	13,572,653	13,572,653
Total Money Market Fund (Cost $13,572,653)		13,572,653

TOTAL INVESTMENTS–99.73% (Cost $1,151,811,925)	1,638,744,081
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	4,449,431
NET ASSETS APPLICABLE TO 79,155,026 SHARES OUTSTANDING–100.00%	$1,643,193,512

Δ Securities have been classified by country of origin.
† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
See accompanying notes.
LVIP MFS International Growth Fund–2

LVIP MFS International Growth Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP MFS International Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP MFS International Growth Fund–3

LVIP MFS International Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$17,753,681	$—	$17,753,681
Brazil	2,145,951	—	—	2,145,951
Canada	146,028,582	—	—	146,028,582
China	2,230,947	20,536,847	—	22,767,794
Denmark	—	21,497,088	—	21,497,088
France	—	286,195,457	—	286,195,457
Germany	—	148,397,490	—	148,397,490
Hong Kong	—	68,090,093	—	68,090,093
India	12,658,512	17,811,966	—	30,470,478
Ireland	—	18,828,304	—	18,828,304
Israel	8,732,187	—	—	8,732,187
Italy	—	20,336,152	—	20,336,152
Japan	—	149,120,246	—	149,120,246
Mexico	6,984,795	—	—	6,984,795
Netherlands	—	65,694,968	—	65,694,968
Peru	5,904,594	—	—	5,904,594
Republic of Korea	—	10,515,389	—	10,515,389
Singapore	—	33,748,437	—	33,748,437
Spain	—	13,052,435	—	13,052,435
Sweden	—	33,464,482	—	33,464,482
Switzerland	—	254,071,138	—	254,071,138
Taiwan	22,062,354	7,778,977	—	29,841,331
United Kingdom	—	216,059,160	—	216,059,160
United States	15,471,196	—	—	15,471,196
Money Market Fund	13,572,653	—	—	13,572,653
Total Investments	$235,791,771	$1,402,952,310	$—	$1,638,744,081
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2022, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP MFS International Growth Fund–4